Vessels, net, Vessel Acquisitions and Vessels' Improvements (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2020 Vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)
Vessel Acquisitions [Abstract]
Purchase price of the vessels				$ 8,000	$ 224,000
Number of tanker vessels acquired | Vessel			2
Other non-current assets				819,000	0
Payments for vessels' improvements				1,777,000	0	$ 0
Continuing Operations [Member] | P. Fos, P. Kikuma and P. Yanbu [Member]
Vessel Acquisitions [Abstract]
Pre-delivery costs capitalized					403,000
Continuing Operations [Member] | P. Fos [Member]
Vessel Acquisitions [Abstract]
Pre-delivery costs capitalized						$ 17,000
Continuing Operations [Member] | P. Fos [Member] | Rongelap Shipping Company Inc [Member]
Vessel Acquisitions [Abstract]
Payment for vessels acquisition		$ 11,000,000
Purchase price of the vessels	$ 26,000,000
Continuing Operations [Member] | P. Kikuma [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels					26,000,000
Continuing Operations [Member] | P. Yanbu [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels					22,000,000
Continuing Operations [Member] | Briolette and P. Fos [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels				2,218,000
Payments for vessels' improvements				1,758
Continuing Operations [Member] | Vessels [Member]
Vessel Acquisitions [Abstract]
Purchase price of the vessels				2,218,000	$ 63,386,000
Number of tanker vessels acquired | Vessel					3
Continuing Operations [Member] | Blue Moon [Member]
Vessel Acquisitions [Abstract]
Other non-current assets				558,000
Payments for vessels' improvements				$ 19